Trade receivables, other assets, prepaid expenses and Tax receivables - Summary of other assets and prepaid expenses (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Trade and other receivables [abstract]
Current receivables from financing activities	€ 2,153	€ 2,296
Non-current receivables from financing activities	2,553	1,347
Receivables from financing activities	4,706	3,643
Current other receivables	3,506	2,679
Non-current other receivables	1,730	2,122
Other receivables	5,236	4,801
Current defined benefit plan assets	0	0
Non-current defined benefit plan assets	1,844	2,423
Defined benefit plan assets (Note 20)	1,844	2,423
Current derivative operating assets	587	641
Non-current derivative operating assets	286	114
Derivative operating assets	873	755
Current prepaid expenses and other	1,303	746
Non-current prepaid expenses and other	310	260
Prepaid expenses and other	1,613	1,006
Other current assets and current prepaid expenses	7,549	6,362	[1]	€ 2,393
Other non-current assets and non-current prepaid expenses	6,723	6,266	[1]	€ 2,095
Total other assets and prepaid expenses	€ 14,272	€ 12,628

[1]	Refer to Note 3, Scope of consolidation